Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2011	Mar. 31, 2010
North America
Percentage of assets	59.00%	61.90%
Europe
Percentage of assets	10.40%	10.30%
Asia
Percentage of assets	5.80%	4.70%
Other Countries
Percentage of assets	12.10%	10.30%
Japan
Percentage of assets	12.70%	12.80%